Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
The following is a summary of accounts receivable as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable, net:
Accounts receivable	202,953	283,159
Allowance for doubtful accounts/expected credit losses:
Balance at the beginning of the year	(799)	(2,278)
Additional provision charged to expenses	(1,897)	(12,051)
Write-off	418	—
Balance at the end of the year	(2,278)	(14,329)

	200,675	268,830